Long-Term Debt - Bank Loans (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total long-term debt	$ 379,662	$ 262,385
Less: Deferred loans and financing arrangements issuance costs	5,338	3,399
Total long-term debt, net	374,324	258,986
Less: Current portion of long-term debt	37,210	29,145
Add: Current portion of deferred loans and financing arrangements issuance costs	1,400	2,148
Long-term debt, net	338,514	231,989
(i) Issued in September 2017 maturing in October 2023 (the '2017 credit facility') [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 122,324	$ 262,385
Margin	3.25%
(ii) Issued in January 2020 maturing in January 2025 (the '2020 credit facility') [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 35,920
Margin	2.55%
(iii) Issued in January 2020 maturing in January 2025 (the 'CMBFL' financing arrangement) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 36,100
Margin	2.55%
(iv) Issued in January 2020 maturing in January 2025 (the 'CMBFL' financing arrangement) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 36,100
Margin	2.55%
(v) Issued in May 2020 maturing in May 2027 (the 'ICBCFL financing arrangement') [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 49,324
Margin	2.60%
(vi) Issued in May 2020 maturing in May 2027 (the 'ICBCFL financing arrangement') [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 50,570
Margin	2.60%
(vii) Issued in May 2020 maturing in May 2027 (the 'ICBCFL financing arrangement') [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 49,324
Margin	2.60%